Cover Page Document			3 Months Ended
	Apr. 22, 2020	Oct. 22, 2019	Mar. 31, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Registrant Name		INTERPUBLIC GROUP OF COMPANIES, INC.	INTERPUBLIC GROUP OF COMPANIES, INC.
Entity Incorporation, State or Country Code			DE
Entity File Number			1-6686
Entity Tax Identification Number			13-1024020
Entity Address, Address Line One			909 Third Avenue,
Entity Address, City or Town			New York,
Entity Address, State or Province			NY
Entity Address, Postal Zip Code			10022
City Area Code			(212)
Local Phone Number			704-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security			Common Stock, par value $0.10 per share
Trading Symbol			IPG
Security Exchange Name			NYSE
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0000051644